Offerings	Feb. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value per share
Amount Registered | shares	1,782,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 8,912,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,230.82
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 6,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 863.13
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This Registration Statement also covers the resale by the Selling Shareholders of the Registrant of up to 1,250,000 Class A Ordinary Shares previously issued to the Selling Shareholders named in the Registration Statement. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value per share
Amount Registered | shares	2,530,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 12,650,000.00
Amount of Registration Fee	$ 1,746.97
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").